Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment Charges		$ 5,106	$ 1,917
Goodwill, Impairment Loss	$ 593	4,214	593
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)			$ 1,053
Customer Relationships [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment Charges		892
Air and packages [Member] | Viajes Falabella Argentina [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, Impairment Loss		161
Hotels and Other Travel Products [Member] | Viajes Falabella Argentina [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, Impairment Loss		1,093
Packages and Hotels and Other Travel Products [Member] | Mexico Business [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, Impairment Loss		$ 2,960